Note A - Summary of Significant Accounting Policies - Composition of Loan Portfolio (Details)	Dec. 31, 2018	Dec. 31, 2017
% Total Loans	100.00%	100.00%
Residential Portfolio Segment [Member]
% Total Loans	39.13%	40.19%
Commercial Real Estate Portfolio Segment [Member]
% Total Loans	27.84%	27.74%
Consumer Portfolio Segment [Member]
% Total Loans	18.46%	18.15%
Commercial Portfolio Segment [Member]
% Total Loans	14.57%	13.92%